Ordinary Shares - Narrative (Details) $ in Millions							1 Months Ended						3 Months Ended				9 Months Ended	24 Months Ended
	May 19, 2021 shares	May 04, 2021 shares	Sep. 22, 2020 USD ($) shares	Aug. 28, 2019 USD ($)	Aug. 17, 2018	Aug. 17, 2017	Aug. 31, 2021 shares	May 31, 2021 USD ($) shares	May 19, 2021 USD ($)	Jul. 31, 2020 shares	Oct. 31, 2019 shares	Aug. 31, 2017 shares	Sep. 30, 2021 vote £ / shares shares	Jun. 30, 2021 £ / shares shares	Mar. 31, 2021 £ / shares shares	Sep. 30, 2020 £ / shares shares	Sep. 30, 2021 vote £ / shares shares	Aug. 17, 2020 installment	Dec. 31, 2020 £ / shares	Sep. 22, 2020 £ / shares	Aug. 19, 2020 £ / shares	Aug. 18, 2020 £ / shares	Jun. 30, 2020 £ / shares	Mar. 31, 2020 £ / shares	Dec. 31, 2019 £ / shares
Class of Stock [Line Items]
Consideration received on transaction | $				$ 25.0				$ 154.8
Number of votes | vote													1				1
Exercise of share options (in shares)																	1,015,915
IPO
Class of Stock [Line Items]
Consideration received on transaction | $			$ 132.8
Follow-on Offering
Class of Stock [Line Items]
Consideration received on transaction | $									$ 154.8
Ordinary Shares
Class of Stock [Line Items]
Common stock, issued for services (in shares)												10,551,166
Common stock, par value (in dollars per share) | £ / shares													£ 0.008	£ 0.008	£ 0.008	£ 0.008	£ 0.008		£ 0.008	£ 0.008	£ 0.001	£ 1.00	£ 0.008	£ 0.008	£ 0.008
Number of monthly installments | installment																		24
Issuance of shares (in shares)							0	0									1,188,242
Forfeiture of ordinary shares (in shares)										63,972
Ordinary Shares | Nonemployee
Class of Stock [Line Items]
Issuance of shares (in shares)											102,214
Award vesting period											3 years
Ordinary Shares | Employee
Class of Stock [Line Items]
Issuance of shares (in shares)											99,049
Award vesting period											4 years
Ordinary Shares | Follow-on Offering
Class of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)		4,000,000
Ordinary Shares | Over-Allotment Option
Class of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)	600,000
Ordinary Shares | Common Stock
Class of Stock [Line Items]
Issuance of shares (in shares)														4,600,000
Forfeiture of ordinary shares (in shares)																63,972
Convertible preferred shares issued (in shares)			16,419,172													16,419,172
Exercise of share options (in shares)													23,238	351,449	581,328	197,702
Ordinary Shares | Common Stock | Options Granted In Previous Year
Class of Stock [Line Items]
Exercise of share options (in shares)														232,227	232,227		59,900
Ordinary Shares | Common Stock | IPO
Class of Stock [Line Items]
Issuance of shares (in shares)																8,625,000
Ordinary Shares | Share-based Payment Arrangement, Tranche One
Class of Stock [Line Items]
Award vesting percentage						25.00%
Ordinary Shares | Share-based Payment Arrangement, Tranche Two
Class of Stock [Line Items]
Award vesting percentage					25.00%
Ordinary Shares | Share-based Payment Arrangement, Tranche Three
Class of Stock [Line Items]
Award vesting percentage																		50.00%
American Depositary Shares | IPO
Class of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)			8,625,000
Sale of stock, price per share (in dollars per share) | £ / shares																				£ 17.00
American Depositary Shares | Over-Allotment Option
Class of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)			1,125,000